Cover	Oct. 15, 2021
Cover [Abstract]
Entity Registrant Name	SOLLENSYS CORP
Entity Central Index Key	0001519177
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 15, 2021
Entity File Number	333-174581
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	80-0651816
Entity Address Address Line 1	2475 Palm Bay Rd. NE
Entity Address Address Line 2	Suite 120
Entity Address City Or Town	Palm Bay
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32905
City Area Code	866
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	438-7657